UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        August 6, 2009
     ---------------------        -----------------        --------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            150
                                            ----------

Form 13F Information Table Value Total:     $  152,544
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                                                                VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------   ----  ------  -----
3M CO                          COM             88579Y101   1,440     23,966  SH         YES         N/A       23,966
ABB LTD                        SPONSORED ADR   000375204   1,198     75,930  SH         YES         N/A       75,930
ABBOTT LABS                    COM             002824100   1,101     23,409  SH         YES         N/A       23,409
ABIOMED INC                    COM             003654100     345     39,142  SH         YES         N/A       39,142
ACE LTD                        SHS             H0023R105     317      7,171  SH         YES         N/A        7,171
ADOBE SYS INC                  COM             00724F101     312     11,015  SH         YES         N/A       11,015
AECOM TECHNOLOGY CORP DELAWA   COM             00766T100     256      8,015  SH         YES         N/A        8,015
ALCON INC                      COM SHS         H01301102   1,336     11,505  SH         YES         N/A       11,505
ALLEGHANY CORP DEL             COM             017175100     456      1,682  SH         YES         N/A        1,682
ALTERA CORP                    COM             021441100   1,149     70,600  SH         YES         N/A       70,600
AMERICAN EXPRESS CO            COM             025816109     978     42,064  SH         YES         N/A       42,064
AMGEN INC                      COM             031162100   1,137     21,484  SH         YES         N/A       21,484
AMPHENOL CORP NEW              CL A            032095101     658     20,804  SH         YES         N/A       20,804
APACHE CORP                    COM             037411105   1,307     18,110  SH         YES         N/A       18,110
APPLE INC                      COM             037833100   1,116      7,834  SH         YES         N/A        7,834
ARGON ST INC                   COM             040149106     365     17,735  SH         YES         N/A       17,735
AT&T INC                       COM             00206R102   1,907     76,776  SH         YES         N/A       76,776
AUTOMATIC DATA PROCESSING IN   COM             053015103     443     12,491  SH         YES         N/A       12,491
BANK OF AMERICA CORPORATION    COM             060505104     620     46,948  SH         YES         N/A       46,948
BANK OF NEW YORK MELLON CORP   COM             064058100     548     18,696  SH         YES         N/A       18,696
BAXTER INTL INC                COM             071813109     228      4,300  SH         YES         N/A        4,300
BERKLEY W R CORP               COM             084423102     247     11,500  SH         YES         N/A       11,500
BP PLC                         SPONSORED ADR   055622104     423      8,870  SH         YES         N/A        8,870
BRISTOL MYERS SQUIBB CO        COM             110122108   1,158     57,019  SH         YES         N/A       57,019
CAMERON INTERNATIONAL CORP     COM             13342B105     379     13,400  SH         YES         N/A       13,400
CANADIAN NAT RES LTD           COM             136385101     364      6,935  SH         YES         N/A        6,935
CELGENE CORP                   COM             151020104     873     18,250  SH         YES         N/A       18,250
CHEVRON CORP NEW               COM             166764100   1,645     24,833  SH         YES         N/A       24,833
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH 167250109     432     34,834  SH         YES         N/A       34,834
CHINA MOBILE LIMITED           SPONSORED ADR   16941M109     203      4,050  SH         YES         N/A        4,050
CHUBB CORP                     COM             171232101     377      9,460  SH         YES         N/A        9,460
CHURCH & DWIGHT INC            COM             171340102     399      7,350  SH         YES         N/A        7,350
CIMAREX ENERGY CO              COM             171798101   1,457     51,396  SH         YES         N/A       51,396
CISCO SYS INC                  COM             17275R102   2,401    128,801  SH         YES         N/A      128,801
CITIGROUP INC                  COM             172967101       8     17,811  SH         YES         N/A       17,811
CITRIX SYS INC                 COM             177376100     357     11,185  SH         YES         N/A       11,185
CLEAN HARBORS INC              COM             184496107     889     16,475  SH         YES         N/A       16,475
CME GROUP INC                  COM             12572Q105     361      1,160  SH         YES         N/A        1,160
COCA COLA CO                   COM             191216100   2,348     48,923  SH         YES         N/A       48,923
COLGATE PALMOLIVE CO           COM             194162103   1,547     21,868  SH         YES         N/A       21,868
COMCAST CORP NEW               CL A SPL        20030N200   1,414    100,260  SH         YES         N/A      100,260
CONOCOPHILLIPS                 COM             20825C104   1,884     44,784  SH         YES         N/A       44,784
COSTCO WHSL CORP NEW           COM             22160K105   2,486     54,405  SH         YES         N/A       54,405
COVENTRY HEALTH CARE INC       COM             222862104     325     17,370  SH         YES         N/A       17,370
COVIDIEN PLC                   SHS             G2554F105     500     13,367  SH         YES         N/A       13,367
CSX CORP                       COM             126408103     304      8,790  SH         YES         N/A        8,790
CVS CAREMARK CORPORATION       COM             126650100   3,081     96,682  SH         YES         N/A       96,682
DANAHER CORP DEL               COM             235851102   2,326     37,670  SH         YES         N/A       37,670
DENTSPLY INTL INC NEW          COM             249030107     587     19,225  SH         YES         N/A       19,225
DEVON ENERGY CORP NEW          COM             25179M103     617     11,320  SH         YES         N/A       11,320
DRESSER-RAND GROUP INC         COM             261608103     686     26,300  SH         YES         N/A       26,300
DU PONT E I DE NEMOURS & CO    COM             263534109     241      9,408  SH         YES         N/A        9,408
ECOLAB INC                     COM             278865100   2,707     69,435  SH         YES         N/A       69,435
EL PASO CORP                   COM             28336L109     407     44,090  SH         YES         N/A       44,090
E M C CORP MASS                COM             268648102     520     39,675  SH         YES         N/A       39,675
EMERSON ELEC CO                COM             291011104   1,243     38,372  SH         YES         N/A       38,372
EXELON CORP                    COM             30161N101     893     17,435  SH         YES         N/A       17,435
EXXON MOBIL CORP               COM             30231G102   8,047    115,109  SH         YES         N/A      115,109
FASTENAL CO                    COM             311900104     354     10,675  SH         YES         N/A       10,675
FEDEX CORP                     COM             31428X106     266      4,785  SH         YES         N/A        4,785
FUEL TECH INC                  COM             359523107     611     63,018  SH         YES         N/A       63,018
GALLAGHER ARTHUR J & CO        COM             363576109     405     19,000  SH         YES         N/A       19,000
GENERAL ELECTRIC CO            COM             369604103   2,207    188,314  SH         YES         N/A      188,314
GOOGLE INC                     CL A            38259P508   1,568      3,720  SH         YES         N/A        3,720
HARLEY DAVIDSON INC            COM             412822108     331     20,445  SH         YES         N/A       20,445
HEWLETT PACKARD CO             COM             428236103   2,213     57,265  SH         YES         N/A       57,265
HEINZ H J CO                   COM             423074103     326      9,130  SH         YES         N/A        9,130
HOME DEPOT INC                 COM             437076102     534     22,580  SH         YES         N/A       22,580
ILLINOIS TOOL WKS INC          COM             452308109     434     11,618  SH         YES         N/A       11,618
INTEL CORP                     COM             458140100     560     33,825  SH         YES         N/A       33,825
INTERNATIONAL BUSINESS MACHS   COM             459200101   2,553     24,448  SH         YES         N/A       24,448
INTUITIVE SURGICAL INC         COM NEW         46120E602     681      4,160  SH         YES         N/A        4,160
ITT CORP NEW                   COM             450911102     391      8,790  SH         YES         N/A        8,790
JACOBS ENGR GROUP INC DEL      COM             469814107   1,914     45,475  SH         YES         N/A       45,475
JOHNSON & JOHNSON              COM             478160104   4,782     84,190  SH         YES         N/A       84,190
JPMORGAN CHASE & CO            COM             46625H100   1,502     44,026  SH         YES         N/A       44,026
KINDER MORGAN MANAGEMENT LLC   SHS             49455U100     423      9,356  SH         YES         N/A        9,356
KOHLS CORP                     COM             500255104     696     16,270  SH         YES         N/A       16,270
KOPIN CORP                     COM             500600101      48     13,050  sH         YES         N/A       13,050
KRAFT FOODS INC                CL A            50075N104     403     15,920  SH         YES         N/A       15,920
L-3 COMMUNICATIONS HLDGS INC   COM             502424104     918     13,235  SH         YES         N/A       13,235
LIBERTY GLOBAL INC             COM SER A       530555101     417     26,221  SH         YES         N/A       26,221
LIBERTY GLOBAL INC             COM SER C       530555309     394     24,903  SH         YES         N/A       24,903
LIBERTY MEDIA CORP NEW         INT COM SER A   53071M104     809      7,144  SH         YES         N/A        7,144
LOWES COS INC                  COM             548661107   1,529     78,760  SH         YES         N/A       78,760
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105     142     12,200  sH         YES         N/A       12,200
MCDONALDS CORP                 COM             580135101   1,257     21,864  SH         YES         N/A       21,864
MEDCO HEALTH SOLUTIONS INC     COM             58405U102   1,569     34,390  SH         YES         N/A       34,390
MEDTRONIC INC                  COM             585055106   1,414     40,532  SH         YES         N/A       40,532
METLIFE INC                    COM             59156R108     361     12,034  SH         YES         N/A       12,034
MICROSOFT CORP                 COM             594918104   4,138    174,103  SH         YES         N/A      174,103
MILLIPORE CORP                 COM             601073109     730     10,400  SH         YES         N/A       10,400
MONSANTO CO NEW                COM             61166W101   1,139     15,316  SH         YES         N/A       15,316
MORNINGSTAR INC                COM             617700109     491     11,900  SH         YES         N/A       11,900
NATIONAL INSTRS CORP           COM             636518102     686     30,400  SH         YES         N/A       30,400
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107     790     11,725  SH         YES         N/A       11,725
NEWFIELD EXPL CO               COM             651290108     880     26,950  SH         YES         N/A       26,950
NEWS CORP                      CL A            65248E104     712     78,162  SH         YES         N/A       78,162
NIKE INC                       CL B            654106103     756     14,605  SH         YES         N/A       14,605
NOBLE ENERGY INC               COM             655044105     961     16,300  SH         YES         N/A       16,300
NORTHERN DYNASTY MINERALS LT   COM NEW         66510M204      74     10,500  SH         YES         N/A       10,500
NORTHERN TR CORP               COM             665859104     538     10,030  SH         YES         N/A       10,030
NOVARTIS A G                   SPONSORED ADR   66987V109     315      7,725  SH         YES         N/A        7,725
ORACLE CORP                    COM             68389X105     759     35,413  SH         YES         N/A       35,413
PEABODY ENERGY CORP            COM             704549104     293      9,700  SH         YES         N/A        9,700
PEOPLES UNITED FINANCIAL INC   COM             712704105   1,951    129,733  SH         YES         N/A      129,733
PEPSICO INC                    COM             713448108   3,233     58,822  SH         YES         N/A       58,822
PFIZER INC                     COM             717081103     836     55,710  SH         YES         N/A       55,710
POWERSHARES ETF TRUST          DYN BIOT & GEN  73935X856     550     39,290  SH         YES         N/A       39,290
POWERSHARES ETF TRUST          WATER RESOURCE  73935X575   1,452     96,615  SH         YES         N/A       96,615
POWERSHARES ETF TRUST          DYN OIL SVCS    73935X625     686     50,345  SH         YES         N/A       50,345
POWERSHARES ETF TRUST          WNDRHLL CLN EN  73935X500     908     90,115  SH         YES         N/A       90,115
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104     311      8,556  SH         YES         N/A        8,556
PRAXAIR INC                    COM             74005P104   1,894     26,646  SH         YES         N/A       26,646
PROCTER & GAMBLE CO            COM             742718109   4,708     92,138  SH         YES         N/A       92,138
PROGRESSIVE CORP OHIO          COM             743315103     582     38,500  SH         YES         N/A       38,500
QUANTA SVCS INC                COM             74762E102     390     16,875  SH         YES         N/A       16,875
ROCKWELL COLLINS INC           COM             774341101     264      6,330  SH         YES         N/A        6,330
ROGERS COMMUNICATIONS INC      CL B            775109200     689     26,750  SH         YES         N/A       26,750
SCHERING PLOUGH CORP           COM             806605101     313     12,450  SH         YES         N/A       12,450
SCHLUMBERGER LTD               COM             806857108   1,239     22,891  SH         YES         N/A       22,891
SPDR GOLD TRUST                GOLD SHS        78462F103     817      8,955  SH         YES         N/A        8,955
STANLEY WKS                    COM             854616109     986     29,124  SH         YES         N/A       29,124
STATE STR CORP                 COM             857477103     816     17,285  SH         YES         N/A       17,285
STERLING BANCORP               COM             859158107     204     24,476  SH         YES         N/A       24,476
STRYKER CORP                   COM             863667101   1,775     44,660  SH         YES         N/A       44,660
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209     718     14,556  SH         YES         N/A       14,556
TEXTRON INC                    COM             883203101     252     26,082  SH         YES         N/A       26,082
THERMO FISHER SCIENTIFIC INC   COM             883556102   2,421     59,385  SH         YES         N/A       59,385
TORONTO DOMINION BK ONT        COM             891160509     656     12,693  SH         YES         N/A       12,693
TRANSOCEAN LTD                 REG SHS         H8817H100     609      8,202  SH         YES         N/A        8,202
UNITEDHEALTH GROUP INC         COM             91324P102     888     35,563  SH         YES         N/A       35,563
UNITED PARCEL SERVICE INC      CL B            911312106     523     10,468  SH         YES         N/A       10,468
UNITED TECHNOLOGIES CORP       COM             913017109   3,316     63,812  SH         YES         N/A       63,812
VALE S A                       ADR             91912E105     178     10,100  SH         YES         N/A       10,100
VERIZON COMMUNICATIONS INC     COM             92343V104     555     18,072  SH         YES         N/A       18,072
VISA INC                       COM CL A        92826C839     499      8,018  SH         YES         N/A        8,018
WALGREEN CO                    COM             931422109     410     13,950  SH         YES         N/A       13,950
WAL MART STORES INC            COM             931142103   2,764     57,057  SH         YES         N/A       57,057
DISNEY WALT CO                 COM DISNEY      254687106   1,450     62,137  SH         YES         N/A       62,137
WASTE MGMT INC DEL             COM             94106L109   1,094     38,850  SH         YES         N/A       38,850
WELLS FARGO & CO NEW           COM             949746101     559     23,036  SH         YES         N/A       23,036
WESTERN UN CO                  COM             959802109     186     11,354  SH         YES         N/A       11,354
WILLIS GROUP HOLDINGS LTD      SHS             G96655108   1,042     40,500  SH         YES         N/A       40,500
WINDSTREAM CORP                COM             97381W104     310     37,061  SH         YES         N/A       37,061
WOODWARD GOVERNOR CO           COM             980745103     629     31,750  SH         YES         N/A       31,750
XEROX CORP                     COM             984121103     220     33,890  SH         YES         N/A       33,890
XTO ENERGY INC                 COM             98385X106     581     15,230  SH         YES         N/A       15,230
YUM BRANDS INC                 COM             988498101     993     29,774  SH         YES         N/A       29,774
ZIMMER HLDGS INC               COM             98956P102     461     10,827  SH         YES         N/A       10,827